Offerings	Oct. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2029
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,516,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,888.16
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in TD SYNNEX Corporation's Registration Statement on Form S-3 (File No. 333-278517) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,862,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,840.94
Offering Note	See note 1.